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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.   Name and address of issuer:
     UNIVERSAL CAPITAL INVESTMENT TRUST
     One Oakbrook Terrace, Suite 708
     Oakbrook Terrace, IL 60181
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2.   Name of each series or class of funds for which this notice is filed:
     UNIVERSAL CAPITAL GROWTH FUND


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3.   Investment Company Act File Number:   811-6212


     Securities Act File Number: 33-37668
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4.   Last day of fiscal year for which this notice is filed: September 30, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                                  [ ]
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1),if applicable (see Instruction A.6:
     N/A
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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
     NONE

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9.   Number and aggregate sale price of securities sold during the fiscal year:
     293,323 shares of beneficial interest
     $4,227,185 aggregate sale price
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     293,323 shares of beneficial interest
     $4,277,185 aggregate sale price
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

            Included in Item 9.
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12.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):                                    $   4,277,185
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     (ii)  Aggregate price of shares issued in connection with                               +
           dividend reinvestment plans (from Item 11, if applicable):                        ----------------------

     (iii) Aggregate price of shares redeemed or repurchased during                          -     766,538
           the fiscal year (if applicable):                                                  ----------------------

     (iv)  Aggregate price of shares redeemed or repurchased and
           previously applied as a reduction to filing fees pursuant to                      +
           rule 24e-2 (if applicable):                                                       ----------------------

     (v)   Net aggregate price of securities sold and issued during
           the fiscal year in reliance on rule 24f-2 [line (i), plus line                        3,510,647
           (ii), less line (iii), plus line (iv)] (if applicable):                           ----------------------

     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
           of 1933 or other applicable law or regulation (see                                x      1/3300
           Instruction C.6):                                                                 ----------------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi):                                 1,063.83
                                                                                             ======================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                                           [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     November 25, 1996
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                                                            SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Linda M. Kozak
                                ------------------
                                Linda M. Kozak
                                Treasurer
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     Date November 25, 1996
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     *Please print the name and title of the signing officer below the signature.
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                              BELL, BOYD & LLOYD
                          Three First National Plaza
                      70 West Madison Street, Suite 3300
                         Chicago, Illinois  60602-4207

                                 312 372-1121
                               Fax 312 372-2098


                               November 25, 1996



Universal Capital Investment Trust
One Oakbrook Terrace, Suite 708
Oakbrook Terrace, Illinois 60181

Ladies and Gentlemen:

                               Rule 24f-2 Notice
                               -----------------

          We have represented Universal Capital Investment Trust, a Massachusetts business trust (the "Trust"), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of the board of trustees authorizing the issuance of shares.

          Based upon the foregoing examination, we are of the opinion that the 293,323 shares of beneficial interest of the series designated Universal Capital Growth Fund sold by the Trust during the fiscal year ended September 30, 1996 in reliance upon registration pursuant to Rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectus of the Trust included in its registration statement on Form N-1A).

          We consent to the filing of this opinion with the Trust's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                               Very truly yours,

                               /s/ Bell, Boyd & Lloyd